Note 8 - Premises and Equipment (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Depreciation	$ 192,000	$ 184,000
Office Facilities and Equipment [Member]
Operating Leases, Rent Expense, Net	$ 151,000	$ 121,000